Trade and Other Accounts Receivables	12 Months Ended
Dec. 31, 2024
Trade and Other Accounts Receivables [Abstract]
Trade and Other Accounts Receivables

Note 4 - Trade and Other Accounts Receivables

	As at December 31,
	2024	2023
	New Israeli Shekels
Trade receivables	-	17,457
Governmental Institutions	4,948	24,327
Related party	39,114
Other accounts receivables	11,700	2,676
	55,762	44,460